Capital Stock, Warrants and Stock Options - Schedule of Warrant Activity (Details) (Parenthetical) - USD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Warrants exercise price		$ 0.18
Proceeds from warrants exercise		$ 417,006
Change in derivative liability		$ (18,843,947)	$ 1,892,488
Warrants [Member]
Warrants exercised	[1]	2,332,900
Warrants exercise price		$ 0.18
Proceeds from warrants exercise		$ 417,006
Change in derivative liability		$ 871,710
Warrants [Member] | CAD [Member]
Warrants exercise price		$ 0.25
Proceeds from warrants exercise		$ 583,225

[1]	During the year ended June 30, 2020, 2,332,900 warrants were exercised at C$0.25 per warrant for gross proceeds of C$583,225 ($417,006). In conjunction with the exercise of warrants, the Company recognized a change in derivative liability of $871,710.